Share-based Payments - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 TWD ($)
Treasury shares transferred to employees [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expenses	$ 37,342